Equity - Schedule of Fair Value of Option Grants (Details) - Equity Option [Member] - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Fair Value of Option Grants [Line Items]
Risk-free interest rate	4.57%
Expected option term (in years)	5 years
Expected price volatility	120.00%
Fair value of an ordinary share (in Dollars per share)	$ 11.25
Dividend yield	0.00%
Minimum [Member]
Schedule of Fair Value of Option Grants [Line Items]
Risk-free interest rate		3.92%
Expected option term (in years)		3 years
Expected price volatility		96.00%
Fair value of an ordinary share (in Dollars per share)		$ 10.85
Dividend yield		0.00%
Maximum [Member]
Schedule of Fair Value of Option Grants [Line Items]
Risk-free interest rate		4.40%
Expected option term (in years)		5 years
Expected price volatility		103.00%
Fair value of an ordinary share (in Dollars per share)		$ 30.5
Dividend yield		0.00%